Victory Portfolios

Victory Balanced Fund (“Fund”)

Supplement dated November 30, 2015

to the Prospectus dated March 1, 2015 (“Prospectus”)

The Board of Trustees of Victory Portfolios has approved a change to the Victory Balanced Fund’s principal investment strategy.  The Board has also approved a name change, new portfolio manager and change in the broad-based market index to which the Fund’s performance is compared. The Board also approved a reduction in the Fund’s advisory fee to take effect contingent upon the change in investment strategy.

The changes, summarized below, are expected to take effect on or about December 31, 2015:

1.              The Fund’s new name will be Victory Strategic Allocation Fund.

2.              The Fund will change the principal investment strategy used to achieve its investment objective.  The Fund will employ a fund-of-funds structure.  As a fund of funds, the Fund will seek to pursue its investment objective by investing primarily in other investment companies or “funds.”  The Fund will invest primarily in other funds in the Victory family of funds, including exchange-traded funds (ETFs), and may also invest in unaffiliated funds.  Through its investment in underlying funds, the Fund will invest across a broad range of global asset classes including US and non-US equity securities, investment grade U.S. and international bonds, and commodities. The Fund will invest in a mix of underlying funds that provides at least 40% exposure to equity securities and at least 30% exposure to fixed income securities. The Fund’s investment objective, to provide income and long-term growth of capital, will remain the same.

3.              Kelly Cliff, President, Investment Franchises of Victory Capital Management Inc., the Fund’s investment adviser (“Victory Capital”), will become the portfolio manager of the Fund.

4.              The Fund’s broad-based market index will change from the S&P 500 Index to the MSCI All Country World Index and Barclays U.S. Aggregate Bond Index to better reflect the Fund’s revised principal investment strategy.

5.              The Fund’s advisory fee payable to Victory Capital will be reduced from 0.60% to 0.10%.  The reduced investment advisory fee will compensate Victory Capital for selecting the underlying funds.  Shareholders will indirectly bear the expenses, including investment advisory fees, of the underlying funds.

The foregoing is only a summary of the anticipated changes to the Fund and is subject to change. Fund shareholders will receive an updated prospectus reflecting these changes in connection with the implementation of the changes.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory INCORE Investment Grade Convertible Fund

Supplement dated November 30, 2015

to the Prospectus dated March 1, 2015 (“Prospectus”), as supplemented October 28, 2015

This Prospectus is being revised to reflect a change in portfolio management of the Fund upon the retirement of Richard A. Janus. These changes will be effective on December 31, 2015.

1.              The reference to Richard A. Janus under the section “Portfolio Managers” on page 5 is removed.  In addition, the reference to James K. Kaesberg under that section is deleted in its entirety and replaced with the following:

James K. Kaesberg is a Senior Portfolio Manager of the Adviser, and has been the Lead Portfolio Manager of the Fund since December 2015 and a Portfolio Manager of the Fund since 1996.

2.              The first paragraph under the section “Portfolio Management” on page 12 is deleted in its entirety and replaced with the following:

James K. Kaesberg is the Lead Portfolio Manager and Amy E. Bush and Mark Vucenovic are Portfolio Managers of the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory Munder Index 500 Fund

Supplement dated November 30, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

This Prospectus is being revised to reflect a change in the Fund’s name and portfolio management and to correct the fee table for Class A shares.

1.              Effective December 31, 2015, the Fund’s name is changed to: Victory S&P 500 Index Fund.

2.              The Class A shares Distribution (12b-1) Fees and Other Expenses in the Fund Fees and Expenses Table for the Fund appearing on page 1 are restated as follows.

Class A
Management Fees	0.20%
Distribution (12b-1) Fees	0.15%
Other Expenses(1)	0.27%
Total Annual Fund Operating Expenses(2)	0.62%

3.              Effective December 31, 2015, the section entitled “Management of the Fund” on page 5 is deleted in its entirety and replaced with the following:

Management of the Fund:

Investment Adviser

Victory Capital Management Inc. (“Adviser”) serves as the Fund’s investment adviser. The portfolio managers primarily responsible for day-to-day management of the Fund are members of the Adviser’s Compass EMP investment team (referred to as an investment franchise).

Portfolio Managers

Stephen Hammers is a Chief Investment Officer (Compass EMP) of the Adviser and has been a Portfolio Manager of the Fund since December 2015.

David Hallum is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since December 2015.

Dan Banaszak is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since December.

Alex Pazdan is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since December 2015.

Rob Bateman is a Portfolio Manager of the Adviser and has been a Portfolio Manager of the Fund since December 2015.

4.              Effective December 31, 2015, the second paragraph in the section entitled “The Investment Adviser” on page 11 is deleted in its entirety and replaced with the following:

The Adviser is a multi-boutique asset manager comprised of multiple investment teams, referred to as investment franchises, each of which utilizes an independent approach to investing. Compass EMP is the investment franchise responsible for management of the Fund.

5.              Effective December 31, 2015, the section entitled “The Sub-Adviser” on page 11 is deleted in its entirety.

6.              Effective December 31, 2015, the section entitled “Portfolio Management” on page 11 is deleted in its entirety and replaced with the following:

Stephen Hammers, Dan Banaszak, David Hallum, Rob Bateman and Alex Pazdan are Co-Portfolio Managers of the Fund and are jointly responsible for the day-to-day management of the Fund’s portfolio.

Mr. Hammers, CIMA®, has been a Chief Investment Officer of the Adviser since 2015. From 2003-2015, Mr. Hammers was a managing partner, co-founder and chief investment officer of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Banaszak, CFA®, has been a Portfolio Manager of the Adviser since 2015. From 2011-2015, Mr. Banaszak was a Portfolio Manager/Analyst of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2010 to 2011, Mr. Banaszak was a futures and options trader with the Chicago Board of Trade and an options trader with Lerner Trading Group from 2007 to 2010.

Mr. Hallum has been a Portfolio Manager of the Adviser since 2015. From 2005-2015, Mr. Hallum was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015.

Mr. Bateman has been a Portfolio Manager of the Adviser since 2015. From 2007-2015, Mr. Bateman was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. From 2004-2007, Mr. Bateman was a fixed income and futures trader at Stephens, Inc. and at PFIC Securities from 2000 to 2004.

Mr. Pazdan has been a Portfolio Manager of the Adviser since 2015. From 2010-2015, Mr. Pazdan was a Portfolio Manager of Compass Efficient Model Portfolios, LLC, which was acquired by the Adviser in 2015. Mr. Pazdan was also a founding principal of Persistent Capital Management, a Commodity Trading Adviser launched in 2002. Prior to starting Persistent Capital Management, Mr. Pazdan was a Senior Market Strategist for Eclipse Capital Management, a Commodity Trading Adviser, in St. Louis, Missouri.

The Fund’s SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.